VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 84.2%
Australia : 0.9%
China Construction Bank
Corp. Reg S
4.50%, 05/31/26 $ 200 $ 200,256
China Merchants Bank Co.
Ltd. Reg S
4.88% (SOFR Compound
Index+0.54%), 07/10/27 200 200,062
Fortescue Treasury Pty Ltd.
144A
6.12%, 04/15/32 300 306,184
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen 144A
5.88% (US Treasury
Yield Curve Rate T 5
Year+3.98%), 05/23/42 500 512,433
1,218,935
Bermuda : 0.4%
Bacardi Ltd. / Bacardi-
Martini BV 144A
5.25%, 01/15/29 200 203,281
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 325 319,359
522,640
Brazil : 1.0%
Banco BTG Pactual SA 144A
2.75%, 01/11/26 † 200 197,681
Klabin Austria GmbH 144A
7.00%, 04/03/49 300 304,944
Klabin Finance SA 144A
4.88%, 09/19/27 100 99,758
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 250 249,307
Suzano Austria GmbH 144A
5.75%, 07/14/26 175 176,798
Suzano International
Finance BV
5.50%, 01/17/27 300 303,643
1,332,131
British Virgin Islands : 0.4%
Amipeace Ltd. Reg S
1.75%, 11/09/26 300 290,386
Coastal Emerald Ltd. Reg S
4.60%, 04/16/28 200 200,093
490,479
Canada : 1.5%
Brookfield Finance, Inc.
2.72%, 04/15/31 250 225,412
3.62%, 02/15/52 175 122,280
Canadian Imperial Bank of
Commerce
0.95%, 10/23/25 250 247,928
CDP Financial, Inc. 144A
1.00%, 05/26/26 400 389,548
Par
(000’s) Value
Canada (continued)
Export Development Canada
4.75%, 06/05/34 $ 450 $ 463,658
Liberty Utilities Finance GP
1 144A
2.05%, 09/15/30 250 219,246
TransAlta Corp.
7.75%, 11/15/29 200 208,562
Tucson Electric Power Co.
1.50%, 08/01/30 150 129,033
2,005,667
Cayman Islands : 2.6%
Adib Sukuk Co. II Ltd. Reg S
5.70%, 11/15/28 200 208,204
Aldar Investment Properties
Sukuk Ltd. Reg S
4.88%, 05/24/33 200 199,251
5.25%, 03/25/35 200 203,469
5.50%, 05/16/34 200 207,266
CK Hutchison International
24 Ltd. 144A
5.38%, 04/26/29 450 463,696
DP World Crescent Ltd. Reg
S
5.50%, 09/13/33 750 772,622
Hongkong Land Finance
Cayman Islands Co. Ltd.
Reg S
2.25%, 07/15/31 200 174,796
MAF Sukuk Ltd. Reg S
5.00%, 06/01/33 200 201,675
Omniyat Sukuk 1 Ltd. Reg S
8.38%, 05/06/28 200 207,047
Saudi Electricity Sukuk
Programme Co. Reg S
4.63%, 04/11/33 † 500 497,469
5.49%, 02/18/35 400 412,847
3,548,342
Chile : 1.8%
AES Andes SA 144A
6.30%, 03/15/29 227 235,072
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55 225 236,032
Colbun SA 144A
3.15%, 01/19/32 250 222,870
Engie Energia Chile SA 144A
6.38%, 04/17/34 250 262,657
Interchile SA 144A
4.50%, 06/30/56 450 366,804
Inversiones CMPC SA 144A
4.38%, 04/04/27 † 200 198,610
6.12%, 06/23/33 200 206,744
6.12%, 02/26/34 † 200 206,837
Sociedad Quimica y Minera
de Chile SA 144A
3.50%, 09/10/51 300 196,437
6.50%, 11/07/33 † 325 343,018
2,475,081

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China : 5.8%
Airport Authority Reg S
1.75%, 01/12/27 $ 400 $ 386,096
Bocom Leasing Management
Hong Kong Co. Ltd. Reg S
4.50%, 08/23/27 200 199,881
5.00%, 06/26/27 200 201,824
5.09% (SOFR Compound
Index+0.68%), 06/26/27 450 449,900
5.12% (SOFR Compound
Index+0.75%), 08/23/27 200 200,171
China Construction Bank
Corp. Reg S
1.25%, 08/04/25 400 400,010
4.90% (SOFR Compound
Index+0.55%), 07/16/27 400 400,463
5.00%, 11/30/26 200 201,660
China Construction Bank
Corp./Dubai Reg S
5.03% (SOFR Compound
Index+0.65%), 11/30/26 200 200,421
China Merchants Bank Co.
Ltd. Reg S
1.20%, 09/10/25 400 398,665
China Water Affairs Group
Ltd. Reg S
4.85%, 05/18/26 200 197,432
CMB International Leasing
Management Ltd. Reg S
5.03% (SOFR+0.68%),
06/05/28 200 200,171
5.15% (SOFR+0.76%),
06/04/27 400 400,613
Dianjian Haiyu Ltd. Reg S
4.30%, 09/10/27 200 199,723
ICBCIL Finance Co. Ltd. Reg S
2.25%, 11/02/26 400 389,052
Industrial & Commercial
Bank of China Ltd. Reg S
1.62%, 10/28/26 450 435,264
4.50%, 01/19/26 200 200,048
4.85% (SOFR Compound
Index+0.48%), 05/23/27 600 599,781
Lenovo Group Ltd. 144A
6.54%, 07/27/32 300 322,506
Link Finance Cayman 2009
Ltd. Reg S
2.88%, 07/21/26 200 196,872
Midea Investment
Development Co. Ltd.
Reg S
2.88%, 02/24/27 200 195,378
MTR Corp. CI Ltd. Reg S
2.50%, 11/02/26 200 195,700
MTR Corp. Ltd. Reg S
1.62%, 08/19/30 600 532,758
New Development Bank/The
Reg S
4.68%, 11/07/27 200 201,337
Par
(000’s) Value
China (continued)
Xiaomi Best Time
International Ltd. Reg S
4.10%, 07/14/51 $ 150 $ 117,483
YANGZHOU ECONOMIC +
TECH Reg S
4.98%, 03/19/28 200 200,491
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 200 199,214
7,822,914
Colombia : 0.2%
Consorcio Transmantaro SA
144A
4.70%, 04/16/34 250 243,636
Underline
Denmark : 0.3%
Kommunekredit Reg S
5.12%, 11/01/27 400 409,536
Underline
Dominican Republic : 0.1%
UEP Penonome II SA 144A
6.50%, 10/01/38 122 107,996
Underline
France : 1.2%
Bank of China Ltd./Paris
Reg S
4.75%, 11/23/25 200 200,108
4.93% (SOFR Compound
Index+0.58%), 10/29/27 200 200,395
BNP Paribas SA 144A
1.68% (SOFR+0.91%),
06/30/27 425 413,692
Electricite de France SA 144A
3.62%, 10/13/25 550 548,545
Electricite de France SA Reg
S
5.50% (SOFR+1.15%),
01/20/30 200 200,369
1,563,109
Georgia : 0.3%
Georgia Global Utilities JSC
144A
8.88%, 07/25/29 150 156,724
Georgian Railway JSC 144A
4.00%, 06/17/28 200 184,059
340,783
Germany : 2.5%
Kreditanstalt fuer
Wiederaufbau
0.75%, 09/30/30 808 688,164
1.00%, 10/01/26 † 1,150 1,109,775
1.75%, 09/14/29 830 762,649
4.38%, 02/28/34 850 854,429
3,415,017
Hungary : 0.3%
MVM Energetika Zrt Reg S
7.50%, 06/09/28 400 422,270
Underline

Par
(000’s) Value
India : 1.8%
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 $ 199 $ 183,900
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 167 134,843
Continuum Green Energy
India Pvt / Co.-Issuers
144A
7.50%, 06/26/33 289 298,573
Indian Railway Finance Corp.
Ltd. 144A
3.57%, 01/21/32 † 200 185,229
Indian Railway Finance Corp.
Ltd. Reg S
3.83%, 12/13/27 200 196,285
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 142 131,257
Power Finance Corp. Ltd.
Reg S
3.75%, 12/06/27 200 195,737
REC Ltd. 144A
4.75%, 09/27/29 100 100,125
5.62%, 04/11/28 † 200 204,485
REC Ltd. Reg S
3.88%, 07/07/27 407 400,638
ReNew Pvt Ltd. 144A
5.88%, 03/05/27 75 74,668
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 250 236,974
SAEL/SPREPL/SSSPL/JGPEPL/
SKREPL/UBEPL 144A
7.80%, 07/31/31 142 138,260
2,480,974
Indonesia : 1.6%
Pertamina Geothermal
Energy PT 144A
5.15%, 04/27/28 200 202,214
Perusahaan Penerbit SBSN
Indonesia III 144A
3.55%, 06/09/51 350 250,879
4.70%, 06/06/32 500 499,974
5.50%, 07/02/54 300 294,241
5.60%, 11/15/33 400 418,520
Sorik Marapi Geothermal
Power PT 144A
7.75%, 08/05/31 197 200,032
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak 144A
4.85%, 10/14/38 350 334,423
2,200,283
Par
(000’s) Value
Ireland : 1.6%
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
PLC 144A
6.00%, 06/15/27 $ 250 $ 250,425
Bank of Ireland Group PLC
144A
6.25% (US Treasury
Yield Curve Rate T 1
Year+2.65%), 09/16/26 450 450,815
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 300 307,539
5.44%, 04/03/34 400 408,410
5.78%, 04/03/54 400 397,970
Smurfit Westrock Financing
DAC
5.42%, 01/15/35 † 350 355,504
2,170,663
Japan : 2.8%
Central Nippon Expressway
Co. Ltd. Reg S
0.89%, 12/10/25 200 197,392
Honda Motor Co. Ltd.
2.53%, 03/10/27 310 301,106
2.97%, 03/10/32 † 450 402,607
Japan Bank for International
Cooperation
1.62%, 01/20/27 250 241,087
4.38%, 10/05/27 250 251,584
Marubeni Corp. Reg S
1.58%, 09/17/26 200 193,273
Mitsui Fudosan Co. Ltd. 144A
2.57%, 01/21/32 150 129,352
Norinchukin Bank 144A
1.28%, 09/22/26 † 250 240,646
2.08%, 09/22/31 225 191,497
5.43%, 03/09/28 225 228,992
Norinchukin Bank/The 144A
4.87%, 09/14/27 100 100,263
NTT Finance Corp. 144A
4.37%, 07/27/27 200 199,405
Sumitomo Mitsui Financial
Group, Inc.
2.47%, 01/14/29 225 210,893
Sumitomo Mitsui Trust Bank
Ltd. 144A
1.55%, 03/25/26 275 269,889
2.80%, 03/10/27 100 97,563
5.50%, 03/09/28 † 225 231,142
Toyota Motor Credit Corp.
2.15%, 02/13/30 300 272,365
3,759,056
Luxembourg : 4.7%
Ambipar Lux Sarl 144A
9.88%, 02/06/31 225 204,143
10.88%, 02/05/33 175 157,912
Bank of China Ltd. Reg S
1.40%, 04/28/26 200 195,712

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Luxembourg (continued)
European Investment Bank
1.62%, 05/13/31 $ 625 $ 547,836
3.75%, 02/14/33 2,000 1,942,205
4.38%, 10/10/31 1,650 1,677,747
FS Luxembourg Sarl 144A
8.62%, 06/25/33 † 200 199,650
8.88%, 02/12/31 175 181,744
Raizen Fuels Finance SA
144A
5.70%, 01/17/35 400 374,300
6.45%, 03/05/34 † 500 496,527
6.95%, 03/05/54 450 420,636
6,398,412
Mauritius : 1.1%
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 75 73,563
Clean Renewable Power
Mauritius Pte Ltd. 144A
4.25%, 03/25/27 121 117,788
Diamond II Ltd. 144A
7.95%, 07/28/26 250 252,108
Greenko Power II Ltd. 144A
4.30%, 12/13/28 199 189,199
Greenko Wind Projects
Mauritius Ltd. 144A
7.25%, 09/27/28 400 407,483
India Clean Energy Holdings
144A
4.50%, 04/18/27 100 97,039
India Cleantech Energy 144A
4.70%, 08/10/26 119 116,716
India Green Power Holdings
144A
4.00%, 02/22/27 173 169,154
1,423,050
Mexico : 0.4%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 † 325 266,054
Trust Fibra Uno 144A
7.38%, 02/13/34 275 284,982
551,036
Netherlands : 3.4%
ABN AMRO Bank NV 144A
2.47% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/13/29 500 466,642
Alcoa Nederland Holding BV
144A
7.12%, 03/15/31 325 339,155
Cooperatieve Rabobank UA
144A
1.00% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/24/26 400 397,736
1.11% (US Treasury
Yield Curve Rate T 1
Year+0.55%), 02/24/27 † 429 420,543
EDP Finance BV 144A
Par
(000’s) Value
Netherlands (continued)
6.30%, 10/11/27 $ 229 $ 236,563
Greenko Dutch BV 144A
3.85%, 03/29/26 440 433,944
ING Groep NV 144A
4.62%, 01/06/26 550 550,046
Nederlandse
Waterschapsbank NV 144A
1.00%, 05/28/30 225 195,259
2.38%, 03/24/26 475 469,170
NXP BV / NXP Funding LLC /
NXP USA, Inc.
2.50%, 05/11/31 475 419,461
3.40%, 05/01/30 356 336,808
5.00%, 01/15/33 400 398,929
4,664,256
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 200 179,130
Underline
Portugal : 0.2%
EDP Finance BV 144A
1.71%, 01/24/28 350 327,806
Underline
Qatar : 0.2%
QNB Finance Ltd. Reg S
1.62%, 09/22/25 200 199,233
Underline
Saudi Arabia : 0.9%
Saudi Electricity Global
Sukuk Co. 5 Reg S
1.74%, 09/17/25 200 199,228
2.41%, 09/17/30 500 445,306
The Arab Energy Fund 144A
1.48%, 10/06/26 300 289,741
5.43%, 05/02/29 325 335,238
1,269,513
Singapore : 0.7%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 200 206,489
Industrial & Commercial
Bank of China Ltd. Reg S
4.95% (SOFR Compound
Index+0.60%), 10/25/26 600 600,932
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 171 175,750
983,171
South Korea : 5.1%
Export-Import Bank of Korea
2.12%, 01/18/32 400 345,622
5.12%, 01/11/33 425 437,255
Export-Import Bank of Korea
144A
1.75%, 10/19/28 350 323,992
Hyundai Capital Services,
Inc. 144A
1.25%, 02/08/26 350 343,737

Par
(000’s) Value
South Korea (continued)
Kia Corp. 144A
1.75%, 10/16/26 $ 200 $ 193,284
2.75%, 02/14/27 100 97,324
Korea Electric Power Corp.
144A
4.88%, 01/31/27 450 452,478
5.38%, 04/06/26 225 226,263
5.50%, 04/06/28 100 102,701
Korea Hydro & Nuclear
Power Co. Ltd. 144A
5.00%, 07/18/28 200 202,997
Korea Ocean Business Corp.
Reg S
4.62%, 05/09/30 200 202,052
LG Chem Ltd. 144A
1.38%, 07/07/26 400 388,026
2.38%, 07/07/31 225 195,165
3.62%, 04/15/29 50 47,908
LG Energy Solution Ltd. 144A
5.38%, 07/02/27 150 151,526
5.38%, 07/02/29 350 355,633
5.50%, 07/02/34 300 297,581
5.62%, 09/25/26 200 201,947
5.75%, 09/25/28 250 256,474
5.88%, 04/02/35 250 254,504
POSCO 144A
4.88%, 01/23/27 200 200,624
POSCO Holdings, Inc. 144A
5.12%, 05/07/30 175 177,626
5.75%, 05/07/35 150 155,238
Shinhan Bank Co. Ltd. Reg S
5.20% (SOFR+0.85%),
10/22/29 200 201,473
SK Hynix, Inc. 144A
2.38%, 01/19/31 375 332,696
6.50%, 01/17/33 † 375 407,083
SK On Co. Ltd. Reg S
5.38%, 05/11/26 400 401,924
6,953,133
Spain : 0.2%
Avangrid, Inc.
3.80%, 06/01/29 † 325 316,899
Underline
Supranational : 2.2%
European Investment Bank
0.75%, 09/23/30 650 553,167
1.62%, 10/09/29 480 437,451
2.12%, 04/13/26 600 591,234
2.38%, 05/24/27 650 631,829
International Bank for
Reconstruction &
Development
3.12%, 11/20/25 305 303,765
International Finance Corp.
2.12%, 04/07/26 489 481,967
2,999,413
Sweden : 0.3%
Swedbank AB 144A
Par
(000’s) Value
Sweden (continued)
1.54%, 11/16/26 $ 400 $ 386,583
Underline
Turkey : 0.3%
Aydem Yenilenebilir Enerji
AS 144A
7.75%, 02/02/27 203 200,883
Limak Yenilenebilir Enerji AS
144A
9.62%, 08/12/30 250 249,677
450,560
United Arab Emirates : 3.7%
Abu Dhabi Future Energy Co.
Pjsc Masdar Reg S
4.88%, 07/25/29 200 202,651
4.88%, 05/21/30 200 202,671
4.88%, 07/25/33 400 398,109
5.25%, 07/25/34 200 204,866
5.38%, 05/21/35 200 205,385
Abu Dhabi National Energy
Co. PJSC 144A
4.70%, 04/24/33 † 400 397,226
4.75%, 03/09/37 400 386,045
Bank of China Ltd. Reg S
5.00% (SOFR Compound
Index+0.60%), 09/18/26 200 200,217
Commercial Bank of Dubai
PSC Reg S
5.32%, 06/14/28 200 204,186
Emirates NBD Bank PJSC
Reg S
5.88%, 10/11/28 300 313,499
Five Holdings Bvi Ltd. 144A
9.38%, 10/03/28 175 183,130
Industrial & Commercial
Bank of China Ltd. Reg S
5.28% (SOFR Compound
Index+0.93%), 01/19/26 400 400,216
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30 415 403,341
4.64%, 05/14/29 200 199,736
MDGH GMTN RSC Ltd. 144A
5.88%, 05/01/34 † 300 320,500
National Central Cooling Co.
PJSC Reg S
5.28%, 03/05/30 300 306,229
NBK SPC Ltd. 144A
5.50% (SOFR+1.16%),
06/06/30 250 257,529
Sweihan PV Power Co. PJSC
144A
3.62%, 01/31/49 275 226,704
5,012,240
United Kingdom : 1.7%
Atlantica Sustainable
Infrastructure Ltd. 144A
4.12%, 06/15/28 250 241,627
Bank of China Ltd. Reg S
4.99% (SOFR Compound
Index+0.59%), 09/14/26 200 200,265

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United Kingdom (continued)
Brookfield Finance I UK PLC /
Brookfield Finance, Inc.
2.34%, 01/30/32 $ 237 $ 203,350
China Merchants Bank Co.
Ltd. Reg S
5.04% (SOFR Compound
Index+0.65%), 06/13/26 200 200,120
Niagara Mohawk Power
Corp. 144A
1.96%, 06/27/30 300 264,615
Shanghai Pudong
Development Bank Co.
Ltd./London Reg S
4.88% (SOFR Compound
Index+0.53%), 06/10/28 200 200,228
State Grid Europe
Development 2014 PLC
Reg S
3.25%, 04/07/27 200 197,050
Swire Properties MTN
Financing Ltd. Reg S
3.50%, 01/10/28 200 195,090
Vmed O2 UK Financing I PLC
144A
4.75%, 07/15/31 600 555,738
2,258,083
United States : 31.7%
AES Corp.
1.38%, 01/15/26 350 344,502
2.45%, 01/15/31 † 382 337,843
5.45%, 06/01/28 † 350 355,786
7.60% (US Treasury
Yield Curve Rate T 5
Year+3.20%), 01/15/55 375 379,704
Agricultural Bank of China
Ltd. Reg S
1.25%, 01/19/26 200 197,150
2.00%, 01/18/27 200 193,461
Alexandria Real Estate
Equities, Inc.
2.00%, 05/18/32 400 331,190
2.95%, 03/15/34 336 283,603
3.80%, 04/15/26 150 149,123
4.75%, 04/15/35 211 201,757
Aligned Data Centers Issuer
LLC 144A
1.94%, 08/15/46 388 376,100
Ameren Missouri
Securitization Funding I
LLC
4.85%, 10/01/39 200 199,150
American Homes 4 Rent LP
5.50%, 02/01/34 300 305,140
Amgen, Inc.
3.00%, 02/22/29 329 313,705
Apple, Inc.
3.00%, 06/20/27 450 441,633
Par
(000’s) Value
United States (continued)
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
PLC 144A
3.25%, 09/01/28 † $ 275 $ 259,527
4.00%, 09/01/29 † 455 414,827
Arizona Public Service Co.
2.65%, 09/15/50 200 118,244
AvalonBay Communities, Inc.
1.90%, 12/01/28 175 162,302
2.05%, 01/15/32 300 258,303
Bank of China Ltd. Reg S
4.62%, 06/26/26 300 300,717
Boston Properties LP
2.45%, 10/01/33 400 320,998
2.55%, 04/01/32 340 287,995
3.40%, 06/21/29 360 341,252
4.50%, 12/01/28 475 470,538
6.50%, 01/15/34 † 350 374,801
6.75%, 12/01/27 200 209,046
California Buyer Ltd. /
Atlantica Sustainable
Infrastructure PLC 144A
6.38%, 02/15/32 200 202,177
CenterPoint Energy Houston
Electric LLC
5.30%, 04/01/53 150 143,901
Clearway Energy Operating
LLC 144A
3.75%, 02/15/31 400 365,365
3.75%, 01/15/32 150 133,363
4.75%, 03/15/28 375 368,967
Comcast Corp.
4.65%, 02/15/33 † 458 453,181
Constellation Energy
Generation LLC
5.75%, 03/15/54 400 392,929
Dana, Inc.
4.25%, 09/01/30 197 194,005
Deutsche Bank AG
1.69%, 03/19/26 350 343,898
Dominion Energy, Inc.
2.25%, 08/15/31 † 400 347,922
DTE Electric Co.
1.90%, 04/01/28 275 258,539
3.25%, 04/01/51 200 136,180
3.65%, 03/01/52 100 73,129
3.95%, 03/01/49 290 228,826
Duke Energy Carolinas LLC
3.95%, 11/15/28 † 300 297,588
Duke Energy Florida LLC
2.50%, 12/01/29 150 139,001
Duke Energy Progress LLC
3.45%, 03/15/29 300 291,149
5.10%, 03/15/34 200 201,953
Equinix, Inc.
1.00%, 09/15/25 300 298,530
1.55%, 03/15/28 260 241,610

Par
(000’s) Value
United States (continued)
2.50%, 05/15/31 $ 475 $ 421,335
3.90%, 04/15/32 475 448,145
ERP Operating LP
1.85%, 08/01/31 † 225 193,728
4.15%, 12/01/28 200 198,985
Evergy Kansas Central, Inc.
2.55%, 07/01/26 165 162,397
Federal Realty OP LP
1.25%, 02/15/26 150 147,204
Fifth Third Bancorp
1.71% (SOFR+0.69%),
11/01/27 200 193,094
Ford Motor Co.
3.25%, 02/12/32 1,100 932,424
6.10%, 08/19/32 † 625 626,395
General Motors Co.
5.40%, 10/15/29 † 400 409,087
5.60%, 10/15/32 † 550 561,199
Georgia Power Co.
3.25%, 04/01/26 125 123,884
Hanwha Energy USA
Holdings Corp. 144A
4.38%, 07/02/28 200 200,001
Hanwha Q Cells Americas
Holdings Corp. 144A
5.00%, 07/27/28 200 202,297
HAT Holdings I LLC / HAT
Holdings II LLC 144A
3.75%, 09/15/30 † 150 136,509
Healthpeak OP LLC
1.35%, 02/01/27 200 190,917
2.12%, 12/01/28 224 207,423
Host Hotels & Resorts LP
2.90%, 12/15/31 150 131,109
3.38%, 12/15/29 275 258,023
Interstate Power & Light Co.
3.50%, 09/30/49 300 210,255
4.10%, 09/26/28 350 346,641
Interstate Power and Light
Co.
3.60%, 04/01/29 150 145,759
Jabil, Inc.
4.25%, 05/15/27 200 198,841
Johnson Controls
International plc / Tyco
Fire & Security Finance SCA
1.75%, 09/15/30 250 218,565
JPMorgan Chase & Co.
6.07% (SOFR+1.33%),
10/22/27 800 814,667
Kaiser Foundation Hospitals
2.81%, 06/01/41 500 356,602
3.15%, 05/01/27 253 247,971
Kilroy Realty LP
2.50%, 11/15/32 175 141,229
2.65%, 11/15/33 175 138,771
4.75%, 12/15/28 † 150 148,495
Par
(000’s) Value
United States (continued)
Leeward Renewable Energy
Operations LLC 144A
4.25%, 07/01/29 $ 200 $ 187,566
LYB International Finance
III LLC
5.62%, 05/15/33 175 177,001
Massachusetts Institute of
Technology
3.96%, 07/01/38 200 182,055
MidAmerican Energy Co.
2.70%, 08/01/52 225 138,821
3.10%, 05/01/27 332 326,115
3.15%, 04/15/50 250 168,749
3.65%, 04/15/29 337 329,841
3.65%, 08/01/48 400 297,277
3.95%, 08/01/47 175 138,292
4.25%, 07/15/49 400 324,528
5.30%, 02/01/55 150 142,178
5.35%, 01/15/34 300 309,653
5.85%, 09/15/54 50 51,129
Nature Conservancy
3.96%, 03/01/52 176 135,554
New York State Electric &
Gas Corp. 144A
2.15%, 10/01/31 168 143,606
5.30%, 08/15/34 250 253,243
5.65%, 08/15/28 125 129,439
5.85%, 08/15/33 175 183,966
NextEra Energy Capital
Holdings, Inc.
1.90%, 06/15/28 606 566,678
Niagara Mohawk Power
Corp. 144A
5.78%, 09/16/52 200 193,312
NiSource, Inc.
5.00%, 06/15/52 175 154,573
Northern States Power Co.
2.25%, 04/01/31 175 156,873
2.60%, 06/01/51 200 120,694
2.90%, 03/01/50 225 146,780
3.20%, 04/01/52 200 135,806
4.50%, 06/01/52 100 84,578
5.40%, 03/15/54 250 241,973
NSTAR Electric Co.
3.25%, 05/15/29 225 216,223
Oglethorpe Power Corp.
5.80%, 06/01/54 100 96,930
5.90%, 02/01/55 350 344,885
Oncor Electric Delivery Co.
LLC
4.15%, 06/01/32 177 170,636
Owens Corning
3.95%, 08/15/29 224 219,201
PacifiCorp
2.90%, 06/15/52 450 265,558
5.35%, 12/01/53 475 424,482
5.50%, 05/15/54 † 525 480,760

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Pattern Energy Operations
LP / Pattern Energy
Operations, Inc. 144A
4.50%, 08/15/28 $ 300 $ 291,084
PepsiCo, Inc.
2.88%, 10/15/49 375 244,829
3.90%, 07/18/32 550 530,186
PG&E Recovery Funding LLC
5.54%, 07/15/47 350 344,758
Piedmont Operating
Partnership LP
3.15%, 08/15/30 150 133,539
PNC Financial Services
Group, Inc.
4.76% (SOFR Compound
Index+1.08%), 01/26/27
† 500 500,106
Prologis LP
1.25%, 10/15/30 † 325 277,164
1.75%, 02/01/31 200 173,252
2.88%, 11/15/29 150 140,991
Public Service Co. of
Colorado
3.20%, 03/01/50 250 165,812
3.70%, 06/15/28 269 265,047
4.10%, 06/15/48 435 338,203
5.75%, 05/15/54 150 148,123
Public Service Co. of
Oklahoma
2.20%, 08/15/31 200 173,318
3.15%, 08/15/51 175 109,712
Public Service Electric and
Gas Co.
3.10%, 03/15/32 250 228,331
4.65%, 03/15/33 200 198,257
5.12%, 03/15/53 100 93,534
RWE Finance US LLC 144A
5.88%, 04/16/34 597 617,591
6.25%, 04/16/54 200 200,824
San Diego Gas & Electric Co.
4.95%, 08/15/28 275 280,095
SCE Recovery Funding LLC
2.94%, 11/15/42 150 120,190
4.70%, 06/15/40 180 176,208
5.11%, 12/15/47 150 141,660
Seattle Children's Hospital
2.72%, 10/01/50 150 92,101
SK Battery America, Inc.
Reg S
2.12%, 01/26/26 626 615,549
SLG Office Trust 2021-OVA
144A
2.59%, 07/15/41 600 525,201
Sonoco Products Co.
2.85%, 02/01/32 † 300 264,088
Southern Power Co.
4.15%, 12/01/25 350 349,416
Par
(000’s) Value
United States (continued)
Southwestern Electric Power
Co.
3.25%, 11/01/51 $ 300 $ 194,110
Southwestern Public Service
Co.
3.15%, 05/01/50 250 161,403
3.75%, 06/15/49 150 109,012
5.15%, 06/01/52 100 85,083
Sunnova Energy Corp. 144A
5.88%, 09/01/26 (d) * 200 1,200
Tennessee Valley Authority
1.50%, 09/15/31 200 170,669
UDR, Inc.
1.90%, 03/15/33 175 140,488
Union Electric Co.
2.62%, 03/15/51 275 163,287
Verizon Communications,
Inc.
1.50%, 09/18/30 300 258,241
2.85%, 09/03/41 900 636,618
3.88%, 02/08/29 325 320,240
3.88%, 03/01/52 † 310 230,393
5.05%, 05/09/33 215 217,022
5.50%, 02/23/54 † 500 480,868
Vornado Realty LP
2.15%, 06/01/26 150 145,880
3.40%, 06/01/31 150 131,598
Welltower OP LLC
2.70%, 02/15/27 † 250 243,965
3.85%, 06/15/32 † 225 213,706
Wisconsin Electric Power Co.
4.75%, 09/30/32 250 252,594
Wisconsin Power and Light
Co.
1.95%, 09/16/31 200 171,564
3.95%, 09/01/32 150 141,710
Wisconsin Public Service
Corp.
2.85%, 12/01/51 100 62,206
WP Carey, Inc.
2.45%, 02/01/32 150 128,576
ZF North America Capital,
Inc. 144A
6.75%, 04/23/30 350 333,310
6.88%, 04/14/28 225 224,734
6.88%, 04/23/32 275 256,845
7.12%, 04/14/30 250 242,519
42,848,527
Uzbekistan : 0.2%
JSCB Agrobank 144A
9.25%, 10/02/29 200 213,638
Underline
Total Corporate Bonds
(Cost: $117,548,533) 113,964,195

Par
(000's) Value
GOVERNMENT OBLIGATIONS: 14.0%
Cayman Islands : 2.7%
Gaci First Investment Co.
Reg S
4.75%, 02/14/30 $ 600 $ 605,302
4.88%, 02/14/35 700 690,792
5.00%, 10/13/27 600 607,236
5.12%, 02/14/53 689 597,728
5.25%, 10/13/32 850 872,941
5.38%, 10/13/22 300 251,618
3,625,617
Chile : 0.9%
Chile Government
International Bond
2.55%, 01/27/32 650 572,046
3.50%, 01/25/50 975 688,740
1,260,786
China : 3.8%
Hong Kong Government
International Bond 144A
0.62%, 02/02/26 400 393,128
1.38%, 02/02/31 240 208,777
2.38%, 02/02/51 200 124,965
4.00%, 06/07/28 300 299,489
4.00%, 06/07/33 700 678,944
4.12%, 06/10/30 400 403,388
4.25%, 06/07/26 200 200,337
4.25%, 07/24/27 425 427,025
4.50%, 01/11/28 450 454,815
4.62%, 01/11/33 500 505,954
5.25%, 01/11/53 200 207,794
Hong Kong Government
International Bond Reg S
1.75%, 11/24/31 400 349,792
New Development Bank
Reg S
5.12%, 04/26/26 900 902,022
5,156,430
Dominican Republic : 0.2%
Dominican Republic
International Bond 144A
6.60%, 06/01/36 300 305,250
Underline
Finland : 0.3%
Kuntarahoitus Oyj 144A
3.62%, 10/09/29 450 443,265
Underline
Indonesia : 0.4%
Perusahaan Penerbit SBSN
Indonesia III 144A
5.20%, 07/23/35 500 501,938
Underline
Israel : 0.6%
Israel Government
International Bond
4.50%, 01/17/33 800 768,510
Underline
Japan : 0.1%
Japan Bank for International
Cooperation
4.88%, 10/18/28 125 128,065
Underline
Par
(000’s) Value
South Korea : 0.4%
Korea Electric Power Corp.
144A
4.00%, 06/14/27 $ 100 $ 99,350
Korea Electric Power Corp.
Reg S
1.12%, 09/24/26 200 192,644
Korea Water Resources
Corp. Reg S
4.38%, 05/21/27 200 200,288
492,282
Supranational : 0.5%
Asian Development Bank
1.75%, 08/14/26 275 268,318
2.38%, 08/10/27 203 196,824
3.12%, 09/26/28 255 249,071
714,213
Turkey : 1.0%
Istanbul Metropolitan
Municipality 144A
10.50%, 12/06/28 300 325,146
Turkiye Government
International Bond
9.12%, 07/13/30 1,000 1,114,055
1,439,201
United States : 3.1%
Fannie Mae-Aces
1.44%, 10/25/29 300 266,948
2.44%, 10/25/29 37 34,384
2.52%, 08/25/29 232 216,749
2.81%, 02/25/27 159 155,973
2.91%, 01/25/28 361 349,694
2.94%, 06/25/29 6 6,224
3.03%, 03/25/28 199 193,300
3.06%, 09/25/27 220 214,683
3.06%, 03/25/28 354 343,138
3.06%, 02/25/30 261 248,510
3.16%, 11/25/27 12 11,949
3.30%, 06/25/28 314 306,274
3.54%, 09/25/28 466 456,832
3.74%, 09/25/30 85 82,260
Freddie Mac Multifamily
Structured Pass Through
Certificates
1.30%, 06/25/30 30 26,109
1.49%, 11/25/30 400 346,979
2.88%, 04/25/26 785 777,333
3.12%, 08/25/32 135 123,866
4,161,205
Total Government Obligations
(Cost: $19,637,823) 18,996,762
MUNICIPAL BONDS: 0.4%
United States : 0.4%
Commonwealth of
Massachusetts (GO)
3.28%, 06/01/46 150 116,644
District of Columbia Water &
Sewer Authority (RB)

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
4.81%, 10/01/14 $ 170 $ 143,335
Maryland Economic
Development Corp. (RB)
5.94%, 05/31/57 200 199,046
Underline
Total Municipal Bonds
(Cost: $608,448) 459,025
Number
of Shares
PREFERRED SECURITIES : 0.1%
Canada : 0.1%
Brookfield Finance, Inc.
4.62%, 10/16/80 7,000 111,860
Par
(000's)
COLLATERALIZED LOAN OBLIGATION : 0.2%
United States : 0.2%
Triumph Rail Holdings LLC
144A
Par
(000’s) Value
United States (continued)
2.15%, 06/19/51 $ 311 $ 294,879
Underline
Total Investments Before Collateral for
Securities Loaned: 98.9%
(Cost: $138,257,780) 133,826,721
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.0%
Money Market Fund: 3.0%
(Cost: $4,128,444)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.25%(a) 4,128,444 4,128,444
Total Investments: 101.9%
(Cost: $142,386,224) 137,955,165
Liabilities in excess of other assets: (1.9)% (2,562,269)
NET ASSETS: 100.0% $ 135,392,896
GO General Obligation
RB Revenue Bond
SOFR Secured Overnight Financing Rate
† Security fully or partially on loan. Total market value of securities on loan is $9,986,199.
* Non-income producing
(d) Security in default
(a) Rate shown is 7-day yield as of period end.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $44,326,805, or 32.7% of net assets.